UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05348
The Thai Fund, Inc.
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)
Stefanie V. Chang Yu, Esq. Managing Director Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:	800-548-7786

Date of fiscal year end:	12/31

Date of reporting period:	7/1/10 – 6/30/11

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05348
Reporting Period: 07/01/2010 - 06/30/2011
The Thai Fund, Inc.

============================= THE THAI FUND, INC. ==============================

THE THAI FUND, INC.

Ticker:       TTF            Security ID:  882904105
Meeting Date: JUN 30, 2011   Meeting Type: Annual
Record Date:  MAY 18, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Kathleen A. Dennis       For       Did Not Vote Management
1.2   Elect Director Joseph J. Kearns         For       Did Not Vote Management
1.3   Elect Director Michael E. Nugent        For       Did Not Vote Management
1.4   Elect Director Fergus Reid              For       Did Not Vote Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thai Fund, Inc.

By (Signature and Title)*	/s/ Arthur Lev
Arthur Lev President and Principal Executive Officer

Date	August 25, 2011
* Print the name and title of each signing officer under his or her signature.